Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations	12 Months Ended
Dec. 31, 2018
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Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations
22.	Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations

Assets classified as held for sale

Million US dollar	31 December 2018	31 December 2017
Balance at the end of previous year	133	16 458
Disposals from SAB transaction-related divestitures	—	(15 514)
Reclassified to assets held for sale in the period	35	91
Disposals	(128)	(26)
Effect of movements in foreign exchange	(1)	132
Other movements	—	(1 008)

Balance at the end of year	39	133

Liabilities associated with assets held for sale

Million US dollar	31 December 2018	31 December 2017
Balance at the end of previous year	—	2 174
Disposals from SAB transaction-related divestitures	—	(1 166)
Other movements	—	(1 008)

Balance at the end of year	—	—

Completion of CCBA disposal

On 4 October 2017, AB InBev announced the completion of the transition of its 54.5% equity stake in Coca-Cola Beverages Africa (“CCBA”) for 3.15 billion US dollar, after customary adjustments. AB InBev stopped consolidating CCBA in its consolidated financial statements as of that date.

CCBA, the largest Coca-Cola bottler in Africa, was formed in 2016 through the combination of the African non-alcohol ready-to-drink bottling interests of SAB, The Coca-Cola Company and Gutsche Family Investments. It includes operations in the countries of South Africa, Namibia, Kenya, Uganda, Tanzania, Ethiopia, Mozambique, Ghana, Mayotte, and Comoros.

Furthermore, AB InBev completed in 2018 the sale of its carbonated soft drink businesses in Zambia and Botswana to The Coca-Cola Company. AB InBev also entered into agreements to sell to The Coca-Cola Company all of its carbonated soft drink business in eSwatini (Swaziland) and certain non-alcoholic beverage brands in El Salvador and Honduras. The closing of these transactions is subject to customary closing conditions, including regulatory approvals. In El Salvador and Honduras, the company has executed long-term bottling agreements, which will become effective upon the closing of the El Salvador and Honduras brand divestitures.

In addition, the companies continue to work towards finalizing the terms and conditions for The Coca-Cola Company to acquire AB InBev’s interest in the bottling operations in Zimbabwe and Lesotho. These transactions are subject to the relevant regulatory and shareholder approvals in the different jurisdictions. By 31 December 2018, the assets and liabilities of the above operations were not reported as assets classified as held for sale and liabilities associated with assets held for sale.